SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Provision for income taxes	$ 0
Number of income tax returns under examination	0
Unrecognized tax benefits	0
Distributions
Distributions declared by Partnership to Limited Partners (in dollars per share)	$ 0	$ 0	$ 0
Series A
Redemptions
Period considered for early redemption of units	12 months
Charge for early redemption (as a percent)	3.00%
Charge for early redemption	$ 32,183	$ 100,928	$ 82,819
Minimum
Cash at brokers
Required margin percentage of face value of derivatives traded	1.00%
Subscriptions
Period for receipt of subscription request by transfer agent	10 days
Redemptions
Notice period for redemption of units	15 days
Maximum
Cash at brokers
Required margin percentage of face value of derivatives traded	10.00%